Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Schedule of Unrecorded Tax Losses Carry Forwards

The following details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As at December 31,
in USD ‘000	2017	2016
2020	2,925	2,808
2021	11,587	11,123
2022	16,253	15,602
2023	28,631	27,484
2024	58,596	—
Total unrecorded tax losses carry forwards	117,992	57,017

Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2017
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(65,397)	(1,478)	(66,875)
Statutory tax rate (blended at Group level)	7.8%	39.3%	8.5%
Income tax credit at statutory tax rates	(5,123)	(581)	(5,704)
Tax impact of permanent differences	577	225	802
Temporary differences not recognized as deferred tax assets	—	407	407
Tax on losses not recognized as deferred tax assets	4,546	—	4,546
Effective income tax expense	—	51	51
Effective tax rate	0%	3.5%	0.1%

	Year ended December 31, 2016
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(30,202)	—	(30,202)
Statutory tax rate (blended at Group level)	7.8%	—	7.8%
Income tax credit at statutory tax rates	(2,366)	—	(2,366)
Tax impact of permanent differences	145	—	145
Tax on losses not recognized as deferred tax assets	2,221	—	2,221
Effective income tax expense	—	—	—
Effective tax rate	0%		0%